Provisions - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [Line Items]
Litigation provisions	€ 198	€ 92
Provisions	320	210
Fees payable upon purchase and surrender of unit-linked policies [member]
Disclosure of other provisions [Line Items]
Provisions	17	20
Restructuring provisions [member]
Disclosure of other provisions [Line Items]
Provisions	30	27
Other provisions [member]
Disclosure of other provisions [Line Items]
Provisions	€ 76	€ 71